FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

18.         FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group’s financial assets and liabilities primarily include cash and cash equivalents, accounts receivable, loan receivables, and consideration receivables.

The carrying amounts of the Group’s financial assets and liabilities, primarily including cash and cash equivalents, accounts receivable, loan receivables, consideration receivables, and prepayment from customers, approximate their fair values.

The Group measured available-for-sale securities based on a valuation which utilizes income approach to determine the equity value and the options-pricing method to determine the allocated values between preferred shares and common shares. The available-for-sale securities are classified within Level 3 of the fair value hierarchy because the Group used unobservable inputs to value the investments. The significant unobservable inputs include the forecast financial performance of the investee business and discount rate to determine the fair value of the business.

18.         FAIR VALUE MEASUREMENT - continued

Measured or disclosed at fair value on a non-recurring basis

The Group’s goodwill and intangible assets are primarily acquired through business acquisitions. Purchase price allocation are measured at fair value on a nonrecurring basis as of the acquisition dates. The Group measures its goodwill and intangible assets at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. Intangible assets are measured using the income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. For goodwill impairment testing, refer to Note 12 for details. The Group recognized impairment loss of $8,454, $4,559 and $19,156 related to goodwill, of which $nil, $4,559, $nil were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group recognized impairment loss of $1,720, $nil and $3,505 related to intangible assets acquired for the years ended December 31, 2020, 2021 and 2022, of which $nil, $nil and $nil were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group measures property, plant and equipment and operating lease right-of-use assets at fair value on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of these assets or asset group may not be recoverable. The fair value is determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate. The Group recorded impairment loss on property, plant, and equipment and operating lease right-of-use assets of $428, $nil and $nil during the years ended December 31, 2020, 2021 and 2022, of which $428, $nil and $nil were related to discontinued operations, respectively.

The Group measures long-term equity method investment at fair value on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The fair value is determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate. The Group recognized impairment loss of $1,819, $nil and $nil related to the long-term equity method investment for the years ended December 31, 2020, 2021 and 2022, of which $nil, $nil and $nil were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively. The Group recognized impairment loss of $613, $nil and $nil related to the available-for-sale investment for the years ended December 31, 2020, 2021 and 2022, of which $nil, $nil and $nil were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively..